Schedule of investments
Macquarie Balanced Fund
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.50%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	2,434,540	$ 2,418,725
Series 2016-71 NB 3.00% 10/25/46	3,785,109	3,564,271

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	1,983,145	1,930,718
Total Agency Collateralized Mortgage Obligations (cost $8,430,602)		7,913,714

Agency Commercial Mortgage-Backed Securities — 0.23%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	2,300,000	2,044,807
Series K150 A2 3.71% 9/25/32 ♦, •	1,000,000	957,265
Series K753 A2 4.40% 10/25/30 ♦	650,000	655,276
Total Agency Commercial Mortgage-Backed Securities (cost $3,629,505)		3,657,348

Agency Mortgage-Backed Securities — 9.13%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	2,311,692	2,122,699
2.50% 8/1/36	2,046,354	1,912,370
3.00% 11/1/33	616,897	598,719

Fannie Mae S.F. 20 yr 2.00% 5/1/41	1,895,838	1,629,920
Fannie Mae S.F. 30 yr
2.00% 6/1/50	636,456	508,821
2.00% 3/1/51	1,902,245	1,513,662
2.00% 9/1/51	1,534,164	1,220,106
2.50% 8/1/50	1,589,591	1,341,393
2.50% 11/1/51	543,321	456,129
2.50% 1/1/52	154,683	128,805
2.50% 2/1/52	1,328,113	1,115,488
2.50% 3/1/52	744,655	619,137
2.50% 4/1/52	1,817,769	1,520,714
3.00% 1/1/50	235,884	207,192
3.00% 12/1/51	2,957,306	2,589,140
3.00% 5/1/52	750,348	655,399
3.00% 6/1/52	1,820,290	1,590,515
3.00% 7/1/52	535,219	463,557
3.50% 7/1/50	4,853,626	4,512,514
3.50% 6/1/51	224,706	203,858
3.50% 8/1/51	3,371,745	3,058,923
3.50% 6/1/52	5,173,050	4,704,106
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 9/1/52	4,914,447	$ 4,478,845
4.00% 5/1/51	37,892	35,844
4.00% 6/1/52	1,232,168	1,148,159
4.00% 9/1/52	385,550	359,242
4.00% 12/1/54	255,796	237,941
4.50% 5/1/49	1,474,389	1,426,765
4.50% 1/1/50	1,826,674	1,807,552
4.50% 10/1/52	2,829,746	2,711,961
4.50% 2/1/53	1,451,260	1,390,955
5.00% 8/1/53	2,336,304	2,305,998
5.50% 8/1/52	108,775	109,714
5.50% 10/1/52	3,450,852	3,469,716
5.50% 11/1/52	1,710,498	1,724,940
6.00% 5/1/53	853,845	871,803
6.00% 6/1/53	295,735	301,119
6.00% 9/1/53	4,902,746	4,989,745
6.00% 2/1/54	67,529	68,688
6.00% 12/1/54	5,273,946	5,360,654
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,802,515	5,859,337
2.00% 8/1/42	58,598	50,565
2.50% 2/1/42	2,766,416	2,462,886
2.50% 3/1/42	1,008,231	896,919
2.50% 9/1/42	30,581	27,234
3.00% 3/1/37	1,545,051	1,463,719
3.00% 5/1/40	21,481	20,049
Freddie Mac S.F. 30 yr
2.00% 3/1/52	73,144	58,053
2.50% 7/1/50	252,116	211,878
2.50% 11/1/50	320,344	269,481
2.50% 12/1/51	1,485,508	1,250,914
2.50% 1/1/52	9,609,878	8,066,077
2.50% 5/1/52	229,661	191,054
3.00% 8/1/51	289,397	252,957
3.00% 1/1/52	6,876,590	5,953,530
3.50% 4/1/52	328,584	297,951
4.00% 9/1/49	900,786	850,875
4.00% 8/1/52	5,699,232	5,333,305
4.00% 9/1/52	2,193,912	2,044,113
4.50% 9/1/52	2,762,556	2,662,167
4.50% 10/1/52	4,673,362	4,478,672
4.50% 11/1/52	401,616	384,914
5.00% 7/1/52	1,359,484	1,349,225
5.00% 9/1/52	2,655,362	2,623,656
5.00% 11/1/52	323,943	319,023
5.00% 2/1/53	361,414	355,421
5.00% 6/1/53	5,085,258	4,994,635
5.50% 9/1/52	1,094,747	1,105,935
5.50% 10/1/52	36,694	36,783
5.50% 11/1/52	818,377	824,349
NQ- IV017 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Balanced Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 2/1/53	1,624,013	$ 1,632,363
5.50% 3/1/53	1,878,648	1,897,845
5.50% 6/1/53	410,416	411,021
5.50% 9/1/53	4,035,380	4,055,313
5.50% 11/1/54	3,695,156	3,695,850
5.50% 1/1/55	6,323,855	6,325,043
GNMA II S.F. 30 yr
3.00% 12/20/51	1,367,902	1,210,467
3.00% 1/20/52	1,401,428	1,240,488
5.00% 9/20/52	1,339,718	1,323,218
5.50% 5/20/53	2,640,609	2,657,119
5.50% 2/20/54	1,148,914	1,157,901
Total Agency Mortgage-Backed Securities (cost $150,310,702)		145,775,113

Collateralized Loan Obligations — 0.47%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	950,000	945,474
AIMCO CLO 15 Series 2021-15A D1R 144A 7.034% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	287,477
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	300,916
Canyon Capital CLO Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	500,000	499,191
Canyon CLO Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	700,000	698,331
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	350,000	348,881
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	350,000	$ 347,279
Dryden 109 CLO Series 2022-109A DR 144A 6.956% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	350,000	349,374
Elmwood CLO 22 Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	291,049
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	350,000	350,555
Magnetite XlV Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	287,175
Oaktree CLO Series 2020-1A D1RR 144A 6.856% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	300,000	295,581
OFSI BSL XII Series 2023-12A D1R 144A 7.469% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	300,000	296,657
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	350,000	351,551
TCW CLO Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	350,000	341,762

2    NQ- IV017 [0625] 0825 (4730775)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	1,450,000	$ 1,449,591
Total Collateralized Loan Obligations (cost $7,470,000)		7,440,844

Convertible Bond — 0.02%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	393,203	366,722
Total Convertible Bond (cost $388,372)		366,722

Corporate Bonds — 11.45%
Banking — 2.85%
Bank of America
5.162% 1/24/31 μ	10,000	10,252
5.518% 10/25/35 μ	1,698,000	1,698,787
5.819% 9/15/29 μ	1,016,000	1,058,561
6.204% 11/10/28 μ	2,650,000	2,758,421
6.625% 5/1/30 μ, ψ	380,000	394,498

Bank of Montreal 7.70% 5/26/84 μ	555,000	574,472
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	1,025,000	1,024,732
4.942% 2/11/31 μ	580,000	592,422
6.30% 3/20/30 μ, ψ	495,000	509,757

Barclays 7.625% 3/15/35 μ, ψ	200,000	201,359
BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	550,000	554,675
Citibank
5.438% 4/30/26	370,000	372,949
5.57% 4/30/34	1,195,000	1,245,264
Citigroup
5.61% 9/29/26 μ	25,000	25,057
5.612% 3/4/56 μ	465,000	456,747
6.02% 1/24/36 μ	480,000	493,174
6.75% 2/15/30 μ, ψ	590,000	595,820
7.00% 8/15/34 μ, ψ	345,000	363,515

Credit Agricole 144A 5.222% 5/27/31 #, μ	565,000	575,735
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
3.729% 1/14/32 μ	718,000	$ 657,984
5.297% 5/9/31 μ	490,000	497,787
6.00% 10/30/25 μ, ψ	200,000	199,589
6.72% 1/18/29 μ	1,232,000	1,294,477
6.819% 11/20/29 μ	517,000	551,773
7.146% 7/13/27 μ	420,000	430,692

Fifth Third Bancorp 6.361% 10/27/28 μ	213,000	222,097
Goldman Sachs Group
5.016% 10/23/35 μ	825,000	815,371
5.218% 4/23/31 μ	750,000	769,074
5.561% 11/19/45 μ	670,000	660,077
5.734% 1/28/56 μ	765,000	765,574
6.484% 10/24/29 μ	2,125,000	2,254,464

Huntington Bancshares 6.208% 8/21/29 μ	645,000	676,922
JPMorgan Chase & Co.
5.012% 1/23/30 μ	690,000	702,860
5.103% 4/22/31 μ	640,000	656,037
5.14% 1/24/31 μ	425,000	435,935
5.571% 4/22/28 μ	615,000	627,863
5.572% 4/22/36 μ	835,000	865,673
6.254% 10/23/34 μ	276,000	300,079

KeyBank 5.85% 11/15/27	509,000	525,629
Lloyds Banking Group 5.721% 6/5/30 μ	340,000	353,210
M&T Bank 5.179% 7/8/31 μ	405,000	411,818
Morgan Stanley
5.192% 4/17/31 μ	510,000	522,941
5.516% 11/19/55 μ	580,000	567,235
5.664% 4/17/36 μ	395,000	409,471
5.831% 4/19/35 μ	1,009,000	1,057,503
6.138% 10/16/26 μ	1,085,000	1,089,731
6.296% 10/18/28 μ	761,000	792,898
6.407% 11/1/29 μ	703,000	744,753
PNC Financial Services Group
4.899% 5/13/31 μ	325,000	329,206
5.575% 1/29/36 μ	385,000	396,962
5.676% 1/22/35 μ	35,000	36,378
6.875% 10/20/34 μ	1,895,000	2,119,165

Popular 7.25% 3/13/28	375,000	398,696
State Street
4.834% 4/24/30	340,000	346,391
4.993% 3/18/27	725,000	735,754
NQ- IV017 [0625] 0825 (4730775)    3

Schedule of investments
Macquarie Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 5.58% 5/9/36 #, μ	365,000	$ 373,396
144A 5.699% 2/8/35 #, μ	250,000	259,773
144A 6.85% 9/10/29 #, μ, ψ	1,060,000	1,067,302
144A 7.00% 2/10/30 #, μ, ψ	340,000	339,076
US Bancorp
3.10% 4/27/26	1,320,000	1,306,926
4.653% 2/1/29 μ	564,000	567,792
5.046% 2/12/31 μ	580,000	590,605
5.384% 1/23/30 μ	215,000	221,407
5.424% 2/12/36 μ	310,000	316,011
5.678% 1/23/35 μ	485,000	503,701
6.787% 10/26/27 μ	280,000	288,309

US Bank 4.73% 5/15/28 μ	570,000	573,054
Wells Fargo & Co.
5.244% 1/24/31 μ	445,000	456,621
5.605% 4/23/36 μ	855,000	882,880
		45,475,119
Basic Industry — 0.34%
Celanese US Holdings
6.50% 4/15/30	64,000	65,555
6.75% 4/15/33	537,000	543,012

Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,185,000	1,118,535
Dow Chemical 5.95% 3/15/55	510,000	486,544
FMG Resources August 2006 144A 5.875% 4/15/30 #	1,180,000	1,195,663
Freeport-McMoRan 5.45% 3/15/43	100,000	94,564
Magnera 144A 7.25% 11/15/31 #	605,000	570,984
Novelis 144A 4.75% 1/30/30 #	750,000	719,116
Nucor 5.10% 6/1/35	695,000	697,491
		5,491,464
Brokerage — 0.18%
Blackstone Reg Finance 5.00% 12/6/34	780,000	776,926
Jefferies Finance 144A 5.00% 8/15/28 #	595,000	575,613
Jefferies Financial Group 5.875% 7/21/28	1,508,000	1,564,294
		2,916,833
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 0.80%
Amcor Flexibles North America 144A 5.50% 3/17/35 #		390,000	$ 395,863
Amphenol 2.20% 9/15/31		1,840,000	1,612,172
Boeing
2.196% 2/4/26		1,265,000	1,245,435
6.858% 5/1/54		1,860,000	2,037,983

Bombardier 144A 7.25% 7/1/31 #		1,060,000	1,114,007
Caterpillar 5.20% 5/15/35		640,000	652,723
Goat Holdco 144A 6.75% 2/1/32 #		45,000	45,786
Herc Holdings
144A 7.00% 6/15/30 #		220,000	229,896
144A 7.25% 6/15/33 #		160,000	167,752
Northrop Grumman
4.75% 6/1/43		165,000	149,365
5.20% 6/1/54		705,000	657,572

Quikrete Holdings 144A 6.375% 3/1/32 #		390,000	401,289
QXO Building Products 144A 6.75% 4/30/32 #		245,000	253,012
Resideo Funding 144A 6.50% 7/15/32 #		1,128,000	1,157,037
Siemens Funding
144A 4.60% 5/28/30 #		345,000	348,645
144A 4.90% 5/28/32 #		400,000	406,004

Standard Industries 144A 4.375% 7/15/30 #		913,000	865,037
TransDigm 144A 6.375% 5/31/33 #		1,000,000	1,003,407
			12,742,985
Communications — 1.39%
AT&T
3.50% 9/15/53		1,305,000	883,990
5.375% 8/15/35		255,000	259,753
6.05% 8/15/56		255,000	260,414
6.30% 1/15/38		355,000	383,645

CCO Holdings 144A 4.25% 1/15/34 #		1,730,000	1,541,105
Charter Communications Operating 3.85% 4/1/61		2,690,000	1,724,901
Consolidated Communications 144A 6.50% 10/1/28 #		250,000	255,071
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	81,328

4    NQ- IV017 [0625] 0825 (4730775)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Meta Platforms
3.85% 8/15/32	535,000	$ 514,707
5.40% 8/15/54	2,600,000	2,537,456

Midcontinent Communications 144A 8.00% 8/15/32 #	1,165,000	1,234,345
Rogers Communications
5.30% 2/15/34	1,900,000	1,902,742
7.125% 4/15/55 μ	80,000	81,129

Sirius XM Radio 144A 4.125% 7/1/30 #	1,430,000	1,319,410
SoftBank
144A 4.699% 7/9/30 #	910,000	910,000
144A 5.332% 7/9/35 #	1,095,000	1,095,000

Sprint Capital 6.875% 11/15/28	810,000	869,767
T-Mobile USA
3.875% 4/15/30	4,425,000	4,298,992
5.125% 5/15/32	220,000	224,435
5.75% 1/15/34	345,000	361,458
5.875% 11/15/55	270,000	270,079
Verizon Communications
2.875% 11/20/50	1,170,000	729,444
5.25% 4/2/35	435,000	438,789
		22,177,960
Consumer Cyclical — 0.34%
Carnival 144A 4.00% 8/1/28 #	455,000	445,616
Ford Motor Credit
6.798% 11/7/28	200,000	207,273
6.80% 5/12/28	585,000	604,770
6.95% 6/10/26	425,000	430,886
General Motors Financial
5.60% 6/18/31	195,000	198,966
5.625% 4/4/32	240,000	242,916
Home Depot
4.875% 6/25/27	220,000	223,579
4.95% 6/25/34	570,000	577,182
VICI Properties
144A 4.625% 12/1/29 #	260,000	255,543
4.95% 2/15/30	1,905,000	1,916,979
5.625% 4/1/35	270,000	272,590
		5,376,300
Consumer Non-Cyclical — 0.51%
AbbVie 5.35% 3/15/44	305,000	299,180
Bunge Limited Finance 4.20% 9/17/29	730,000	722,074
DaVita 144A 6.75% 7/15/33 #	636,000	657,129
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Eli Lilly & Co.
5.10% 2/12/35	580,000	$ 594,702
5.50% 2/12/55	450,000	453,149
GE HealthCare Technologies
4.80% 1/15/31	265,000	267,272
5.50% 6/15/35	260,000	266,349
HCA
5.45% 9/15/34	915,000	923,315
6.20% 3/1/55	15,000	15,119
JBS USA Holding Lux
144A 5.50% 1/15/36 #	555,000	556,163
144A 6.25% 3/1/56 #	520,000	522,376
Mars
144A 4.80% 3/1/30 #	765,000	775,376
144A 5.20% 3/1/35 #	675,000	683,424
144A 5.65% 5/1/45 #	455,000	456,367
144A 5.70% 5/1/55 #	625,000	623,919

Royalty Pharma 3.35% 9/2/51	45,000	29,188
Sysco 5.10% 9/23/30	355,000	363,883
		8,208,985
Electric — 0.96%
Appalachian Power 4.50% 8/1/32	1,195,000	1,166,331
Berkshire Hathaway Energy 2.85% 5/15/51	35,000	21,490
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,887,069
Constellation Energy Generation 5.75% 3/15/54	730,000	715,989
Dominion Energy
6.625% 5/15/55 μ	430,000	437,470
Series A 6.875% 2/1/55 μ	535,000	563,094

DTE Energy 5.10% 3/1/29	45,000	45,903
Duke Energy Carolinas 4.95% 1/15/33	45,000	45,810
Entergy
2.80% 6/15/30	1,765,000	1,631,315
3.75% 6/15/50	700,000	501,316

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,185,000	1,159,766
Florida Power & Light 3.15% 10/1/49	2,575,000	1,741,984
NQ- IV017 [0625] 0825 (4730775)    5

Schedule of investments
Macquarie Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
5.55% 3/15/54	810,000	$ 780,063
6.50% 8/15/55 μ	260,000	266,422

NRG Energy 144A 6.25% 11/1/34 #	105,000	107,045
Oglethorpe Power
3.75% 8/1/50	35,000	24,464
4.50% 4/1/47	285,000	233,401
5.05% 10/1/48	1,584,000	1,401,686
6.20% 12/1/53	155,000	158,874

Pacific Gas & Electric 3.30% 8/1/40	5,000	3,581
PacifiCorp
5.10% 2/15/29	155,000	158,096
5.45% 2/15/34	245,000	248,605
5.80% 1/15/55	230,000	220,352
Vistra Operations
144A 6.00% 4/15/34 #	250,000	259,834
144A 6.95% 10/15/33 #	1,375,000	1,511,091
		15,291,051
Energy — 1.08%
Archrock Partners 144A 6.625% 9/1/32 #	105,000	107,048
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	779,318
BP Capital Markets America 5.227% 11/17/34	70,000	71,258
ConocoPhillips
5.00% 1/15/35	600,000	599,859
5.50% 1/15/55	560,000	531,887
Enbridge
4.90% 6/20/30	325,000	328,380
5.25% 4/5/27	275,000	279,139
5.55% 6/20/35	505,000	513,582
5.70% 3/8/33	880,000	912,788
5.75% 7/15/80 μ	940,000	938,380
Energy Transfer
5.75% 2/15/33	135,000	140,193
5.95% 5/15/54	20,000	19,043
6.10% 12/1/28	1,070,000	1,124,420
6.25% 4/15/49	985,000	972,667
6.50% 11/15/26 μ, ψ	950,000	956,620
Enterprise Products Operating
4.60% 1/15/31	545,000	549,313
4.95% 2/15/35	390,000	388,829
5.55% 2/16/55	345,000	333,179
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EOG Resources
5.00% 7/15/32	755,000	$ 764,533
5.35% 1/15/36	250,000	253,637
5.95% 7/15/55	295,000	300,659

Hilcorp Energy I 144A 6.25% 4/15/32 #	1,260,000	1,204,285
NGL Energy Operating 144A 8.375% 2/15/32 #	530,000	532,026
ONEOK 5.70% 11/1/54	510,000	471,181
Targa Resources Partners 5.00% 1/15/28	2,355,000	2,356,982
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	1,485,000	1,299,834
Woodside Finance 5.70% 5/19/32	550,000	560,238
		17,289,278
Finance Companies — 1.11%
AerCap Ireland Capital DAC
3.65% 7/21/27	150,000	147,779
5.10% 1/19/29	400,000	407,295
6.50% 7/15/25	2,605,000	2,606,689
Air Lease
4.625% 10/1/28	608,000	612,250
4.65% 6/15/26 μ, ψ	130,000	129,576
5.10% 3/1/29	439,000	448,774

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,953,834
Apollo Debt Solutions 6.70% 7/29/31	1,915,000	1,990,631
Aviation Capital Group
144A 3.50% 11/1/27 #	1,660,000	1,618,323
144A 5.375% 7/15/29 #	550,000	560,392

Blackstone Private Credit Fund 5.60% 11/22/29	1,080,000	1,087,910
Blue Owl Credit Income
5.80% 3/15/30	1,225,000	1,227,406
6.60% 9/15/29	465,000	478,580

HPS Corporate Lending Fund 5.95% 4/14/32	293,000	291,656
OneMain Finance 7.125% 9/15/32	1,035,000	1,072,797
PennyMac Financial Services 144A 6.875% 5/15/32 #	1,050,000	1,074,250
Rocket 144A 6.375% 8/1/33 #	1,355,000	1,388,130
UWM Holdings 144A 6.625% 2/1/30 #	650,000	651,286
		17,747,558

6    NQ- IV017 [0625] 0825 (4730775)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 0.47%
Aon
2.90% 8/23/51	25,000	$ 15,561
5.00% 9/12/32	2,080,000	2,112,652
Aon North America
5.30% 3/1/31	475,000	491,617
5.75% 3/1/54	10,000	9,866

Athene Global Funding 144A 1.985% 8/19/28 #	200,000	184,659
Athene Holding
3.45% 5/15/52	1,275,000	811,005
6.625% 10/15/54 μ	460,000	453,974
6.625% 5/19/55	530,000	546,604
6.875% 6/28/55 μ	480,000	478,848

Henneman Trust 144A 6.58% 5/15/55 #	865,000	870,085
Marsh & McLennan 5.35% 11/15/44	1,380,000	1,358,016
New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	60,895
Prudential Financial 5.20% 3/14/35	90,000	91,012
		7,484,794
Natural Gas — 0.09%
Atmos Energy 2.85% 2/15/52	495,000	306,130
Sempra 6.40% 10/1/54 μ	1,120,000	1,066,046
		1,372,176
Real Estate Investment Trusts — 0.01%
Extra Space Storage 5.40% 2/1/34	75,000	76,215
		76,215
Technology — 1.18%
Accenture Capital
4.05% 10/4/29	1,150,000	1,142,867
4.25% 10/4/31	2,215,000	2,194,916
4.50% 10/4/34	890,000	866,484

Amentum Holdings 144A 7.25% 8/1/32 #	1,115,000	1,148,292
Broadcom
144A 3.187% 11/15/36 #	1,115,000	924,787
5.05% 7/12/29	825,000	845,131

CDW 3.276% 12/1/28	370,000	353,855
Cloud Software Group 144A 6.50% 3/31/29 #	945,000	954,410
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,398,425
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Entegris 144A 4.75% 4/15/29 #	610,000	$ 603,797
Foundry JV Holdco 144A 6.10% 1/25/36 #	595,000	616,301
Leidos
5.40% 3/15/32	10,000	10,214
5.50% 3/15/35	1,005,000	1,021,046
Oracle
3.60% 4/1/50	113,000	79,099
5.25% 2/3/32	805,000	826,071
6.00% 8/3/55	325,000	324,724

Synopsys 5.70% 4/1/55	360,000	358,187
TSMC Global 144A 1.75% 4/23/28 #	4,400,000	4,108,154
		18,776,760
Transportation — 0.14%
Burlington Northern Santa Fe 5.80% 3/15/56	875,000	901,240
Union Pacific
5.10% 2/20/35	545,000	554,536
5.60% 12/1/54	822,000	818,448
		2,274,224
Total Corporate Bonds (cost $183,349,996)		182,701,702

Non-Agency Asset-Backed Securities — 1.11%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	950,000	962,067
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	514,860
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,536,416
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,306,076
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,032,179
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	1,500,000	1,504,603
NQ- IV017 [0625] 0825 (4730775)    7

Schedule of investments
Macquarie Balanced Fund
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	550,000	$ 558,778
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,000,000	2,026,678
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,756,915
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	2,522,263
Total Non-Agency Asset-Backed Securities (cost $17,498,887)		17,720,835

Non-Agency Collateralized Mortgage Obligations — 0.84%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.205% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,764,143
Series 2023-R08 1M1 144A 5.805% (SOFR + 1.50%) 10/25/43 #, •	2,448,442	2,456,027
Series 2025-R04 1M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	1,025,000	1,025,489
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.355% (SOFR + 2.05%) 12/25/33 #, •	3,691,431	3,779,102
Series 2023-HQA3 A1 144A 6.155% (SOFR + 1.85%) 11/25/43 #, •	997,463	1,009,313
Series 2025-DNA2 M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	375,000	375,242

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	3,119,427	3,050,158
Total Non-Agency Collateralized Mortgage Obligations (cost $13,128,583)		13,459,474

Non-Agency Commercial Mortgage-Backed Securities — 2.83%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	92,217
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN26 A4 2.403% 3/15/63	220,000	$ 198,015
Series 2021-BN32 A5 2.643% 4/15/54 •	7,310,000	6,535,568
Series 2021-BN36 A5 2.47% 9/15/64	7,696,000	6,724,499
Series 2022-BNK39 B 3.347% 2/15/55 •	588,000	515,369
Series 2022-BNK39 C 3.378% 2/15/55 •	432,000	362,664
Series 2022-BNK40 A4 3.504% 3/15/64 •	8,150,000	7,487,641
Series 2022-BNK40 B 3.504% 3/15/64 •	1,000,000	874,224
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	199,165
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,912,618
Series 2022-B32 B 3.202% 1/15/55 •	975,000	789,192
Series 2022-B32 C 3.571% 1/15/55 •	1,196,000	905,632
Series 2022-B33 A5 3.458% 3/15/55	8,325,000	7,610,264
Series 2022-B33 B 3.734% 3/15/55 •	500,000	432,722
Series 2022-B33 C 3.734% 3/15/55 •	500,000	392,293

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,119,899
Total Non-Agency Commercial Mortgage-Backed Securities (cost $51,377,244)		45,151,982

Loan Agreements — 0.50%
Basic Industry — 0.02%
A-Ap Buyer 7.077% (SOFR01M + 2.75%) 9/9/31 •	348,250	347,379
		347,379
Brokerage — 0.04%
Jefferies Finance 7.322% (SOFR01M + 3.00%) 10/21/31 •	256,710	256,389
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	448,875	451,190
		707,579

8    NQ- IV017 [0625] 0825 (4730775)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Capital Goods — 0.14%
Alliance Laundry Systems Tranche B 6.827% (SOFR01M + 2.50%) 8/19/31 •	382,000	$ 382,995
Azorra Soar TLB Finance 7.818% (SOFR03M + 3.50%) 10/18/29 •	248,125	249,055
Quikrete Holdings Tranche B-3 6.577% (SOFR01M + 2.25%) 2/10/32 •	668,325	668,205
White Cap Buyer Tranche C 7.577% (SOFR01M + 3.25%) 10/19/29 •	870,625	866,151
		2,166,406
Communications — 0.03%
Midcontinent Communications 6.818% (SOFR01M + 2.50%) 8/16/31 •	466,475	468,613
		468,613
Consumer Non-Cyclical — 0.04%
Cotiviti 7.079% (SOFR01M + 2.75%) 3/26/32 •	668,000	665,913
		665,913
Electric — 0.04%
Lightning Power Tranche B 6.546% (SOFR03M + 2.25%) 8/18/31 •	595,003	596,862
		596,862
Finance Companies — 0.03%
Dragon Buyer 8.046% (SOFR03M + 3.75%) 9/30/31 •	527,350	528,866
		528,866
Insurance — 0.05%
AmWINS Group 6.577% (SOFR01M + 2.25%) 1/30/32 •	776,100	777,312
		777,312
Technology — 0.07%
Amentum Holdings 6.577% (SOFR01M + 2.25%) 9/29/31 •	660,917	660,710
Icon Parent I 7.205% (SOFR06M + 3.00%) 11/13/31 •	384,037	384,902
		1,045,612
	Principalamount°	Value (US $)

Loan Agreements (continued)
Transportation — 0.04%
Stonepeak Nile Parent 6.98% (SOFR03M + 2.75%) 4/9/32 •	665,000	$ 667,806
		667,806
Total Loan Agreements (cost $7,935,746)		7,972,348

US Treasury Obligations — 4.95%
US Treasury Bonds
3.875% 2/15/43	12,615,000	11,296,339
4.125% 8/15/44	2,020,000	1,851,220
4.25% 2/15/54	2,815,000	2,568,688
4.75% 5/15/55	6,925,000	6,887,129
5.00% 5/15/45	820,000	842,486
US Treasury Notes
3.75% 5/15/28	3,875,000	3,881,357
3.875% 6/30/30	9,305,000	9,340,984
4.25% 5/15/35	13,035,000	13,056,385
4.50% 12/31/31	28,345,000	29,232,995
Total US Treasury Obligations (cost $78,939,314)		78,957,583
	Number of shares
Common Stocks — 58.31%♣
Communication Services — 6.36%
Alphabet Class A	83,348	14,688,418
Alphabet Class C	99,723	17,689,863
AT&T	764,419	22,122,286
Live Nation Entertainment †	52,050	7,874,124
Meta Platforms Class A	37,177	27,439,972
Netflix †	8,710	11,663,822
		101,478,485
Consumer Discretionary — 4.99%
Amazon.com †	195,140	42,811,765
AutoZone †	5,477	20,331,884
Home Depot	44,235	16,218,320
Studio City International Holdings †, π	60,131	190,916
Studio City International Holdings ADR †	28,089	89,182
		79,642,067
Consumer Staples — 1.57%
Costco Wholesale	25,297	25,042,512
		25,042,512
Energy — 0.27%
ConocoPhillips	47,701	4,280,688
NQ- IV017 [0625] 0825 (4730775)    9

Schedule of investments
Macquarie Balanced Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy (continued)
Foresight Energy =, †	31,163	$ 73,155
Westmoreland Coal =, †, π	146	109
		4,353,952
Financials — 13.45%
Allstate	80,288	16,162,777
Ally Financial	294,717	11,479,227
American Express	55,781	17,793,024
Aon Class A	31,977	11,408,115
Blackstone	83,671	12,515,508
Capital One Financial	93,791	19,954,973
CME Group	80,434	22,169,219
Fiserv †	120,755	20,819,370
JPMorgan Chase & Co.	63,997	18,553,370
KKR & Co.	113,773	15,135,222
Mastercard Class A	30,478	17,126,807
MNSN Holdings =, †	1,315	4,274
Morgan Stanley	103,792	14,620,141
New Cotai =, †, π	318,315	118,751
Progressive	62,641	16,716,377
		214,577,155
Healthcare — 3.67%
Abbott Laboratories	165,558	22,517,543
Danaher	36,226	7,156,084
HCA Healthcare	30,773	11,789,136
UnitedHealth Group	17,840	5,565,545
Vertex Pharmaceuticals †	26,028	11,587,666
		58,615,974
Industrials — 6.84%
Airbus ADR	392,831	20,568,631
BAE Systems ADR	163,291	17,156,986
Cummins	33,076	10,832,390
Eaton	50,602	18,064,408
Howmet Aerospace	184,602	34,359,970
Lockheed Martin	17,693	8,194,336
		109,176,721
Information Technology — 17.91%
Advanced Micro Devices †	63,670	9,034,773
Apple	140,891	28,906,607
Applied Materials	96,706	17,703,967
Broadcom	76,812	21,173,228
Microsoft	136,740	68,015,843
NVIDIA	330,263	52,178,251
Salesforce	62,121	16,939,776
SAP ADR	48,085	14,622,649
Seagate Technology Holdings	56,909	8,213,676
Taiwan Semiconductor Manufacturing ADR	142,704	32,321,029
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
TE Connectivity	29,399	$ 4,958,729
Zebra Technologies Class A †	38,022	11,724,464
		285,792,992
Materials — 2.75%
Crown Holdings	113,039	11,640,756
Linde	32,381	15,192,518
Sherwin-Williams	31,353	10,765,366
Vulcan Materials	24,183	6,307,410
		43,906,050
Utilities — 0.50%
NextEra Energy	114,749	7,965,876
		7,965,876
Total Common Stocks (cost $526,443,690)		930,551,784

Preferred Stock — 0.05%
Financials — 0.05%
SVB Financial Trust 11/7/32 †	1,500	794,810
Total Preferred Stock (cost $759,934)		794,810

Exchange-Traded Funds — 7.87%
iShares US Treasury Bond ETF	2,789,128	64,094,161
Vanguard Russell 1000 Value ETF	479,260	40,837,745
Vanguard S&P 500 ETF	36,535	20,752,976
Total Exchange-Traded Funds (cost $120,295,022)		125,684,882

Short-Term Investments — 1.92%
Money Market Mutual Funds — 1.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	7,672,350	7,672,350
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	7,672,350	7,672,350
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	7,672,350	7,672,350

10    NQ- IV017 [0625] 0825 (4730775)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	7,672,350	$ 7,672,350
Total Short-Term Investments (cost $30,689,400)		30,689,400

Total Value of Securities—100.18% (cost $1,200,646,997)		1,598,838,541
Liabilities Net of Receivables and Other Assets—(0.18%)★		(2,914,111)
Net Assets Applicable to 64,262,769 Shares Outstanding—100.00%		$1,595,924,430
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $80,159,848, which represents 5.02% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $676,498, which represented 0.04% of the Fund’s net assets. See table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
φ	Step coupon bond. Stated rate in effect at June 30, 2025 through maturity date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $1,873,727 cash collateral held at broker for futures contracts as of June 30, 2025.
X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$2,791,169	$118,751
New Cotai PIK	2/7/22	388,372	366,722
Studio City International Holdings	8/5/20	364,276	190,916
Westmoreland Coal	3/15/19	109	109
Total		$3,543,926	$676,498
NQ- IV017 [0625] 0825 (4730775)    11

Schedule of investments
Macquarie Balanced Fund
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$75,000	$75,387	$75,000	$387
 The following futures contract were outstanding at June 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
676	US Treasury 2 yr Notes	$140,623,843	$140,081,477	9/30/25	$542,366	$—	$36,969
(709)	US Treasury 5 yr Notes	(77,281,000)	(76,426,308)	10/5/25	—	(854,692)	(94,162)
82	US Treasury 10 yr Ultra Notes	9,369,782	9,299,379	9/19/25	70,403	—	39,719
325	US Treasury Long Bonds	37,527,344	36,177,404	9/19/25	1,349,940	—	325,000
11	US Treasury Ultra Bonds	1,310,375	1,254,705	9/19/25	55,670	—	14,781
Total Futures Contracts			$110,386,657		$2,018,379	$(854,692)	$322,307
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	7,900,000	5.000%	$591,652	$457,516	$134,136	$25,592
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
12    NQ- IV017 [0625] 0825 (4730775)

[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
Summary of abbreviations: (continued)
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GE – General Electric
GNMA – Government National Mortgage Association
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
NQ- IV017 [0625] 0825 (4730775)    13